RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Account receivables - related party	$ 1,766,661	$ 1,941,723
Xiaodong Chen [Member]
Related Party Transaction [Line Items]
Account receivables - related party		3
Blue Hat Fujian [Member]
Related Party Transaction [Line Items]
Account receivables - related party	1,388,643	1,559,671
Blue Hat Pingxiang [Member]
Related Party Transaction [Line Items]
Account receivables - related party	38,496	39,070
Fujian Blue Hat Interactive Entertainment Technology Co [Member]
Related Party Transaction [Line Items]
Account receivables - related party	1,587
Fujian Lanyuncanghai Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Account receivables - related party	$ 337,935	$ 342,979